CERTAIN TRANSACTIONS (Details 6)	12 Months Ended					0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 14, 2011 USD ($)	Dec. 31, 2011 Alba [Member] USD ($)	Feb. 28, 2011 Alba [Member] USD ($)	Dec. 31, 2011 Ctg Weld [Member] EUR (€)	Sep. 02, 2011 CoCrystal [ Member]
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation In Process Research And Development			$ 1,505,000,000
Number Of In Process Research And Development Products Launched			10
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Existing Product Rights			2,924,000,000
Credit Facility Maximum Lending Capacity					23,000,000
Amount available under unused lines of credit				18,000,000
Related Party Transaction Expenses From Transactions With Related Party	412,000	305,000				2,100,000
Date Of Investment Agreement							In September 2011, Teva entered into an agreement with CoCrystal Discovery, Inc., a company focusing on the discovery and development of novel therapeutics, utilizing an innovative drug discovery technology. According to the agreement, Teva will fund the company's R&D under the Research Agreement by the investment into the company of two tranches of $7.5 million each per target (the latter one being discretionary). Dr. Phillip Frost, the Chairman of the Board of directors of Teva, and Prof. Roger Kornberg, a member of the board, are both investors in and members of the board of directors of CoCrystal Discovery, Inc.
Upfront Option Payment And Agreed To Provid Credit Facility					7,000,000
Payment Option To Purchase					$ 15,000,000